UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  June 30, 2012

     Check here if Amendment [ ]; Amendment Number: ____________

                        This Amendment (Check only one):

                          [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas W. Smith*
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    Address:  323 Railroad Avenue      Greenwich       CT          06830
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              (Street)                 (City)          (State)     (Zip)

    Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:         Thomas W. Smith
         Title:        Investment Manager
         Phone:        203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         August 14, 2012
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[Date]

            * Effective January 1, 2012, each of Messrs. Thomas W. Smith, Scott
      J. Vassalluzzo (028-10290) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC (028-14951). Accordingly, the Section 13(f) securities held by these limited partnerships are included in the Form 13F filings of Prescott General Partners LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                Report Summary:


         Number of Other Included Managers:        1
                                                   ----------
         Form 13F Information Table Entry Total:   20
                                                   ----------
         Form 13F Information Table Value Total:   $100,500 (thousands)
                                                   ----------

List of Other Included Managers:

No.        Form 13F File No.:              Name:
---        ------------------              -----

01         028-10290                       Scott J. Vassalluzzo
--------   ---------------------------     -------------------------------------

                           FORM 13F INFORMATION TABLE

                                                               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE     SHARED  NONE
         --------------            --------------   -----    --------    -------  ---  ----  ------- --------  ----     ------  ----
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108    6,028      44,650  SH           Sole      -      44,650
ALLIANCE DATA SYSTEMS CORP.        COMMON STOCK   018581108    3,999      29,620  SH          Other     01              29,620
COPART, INC.                       COMMON STOCK   217204106    9,708     409,788  SH           Sole      -     409,788
COPART, INC.                       COMMON STOCK   217204106    3,184     134,400  SH          Other     01             134,400
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101   16,979     201,100  SH           Sole      -     201,100
CREDIT ACCEPTANCE CORP.            COMMON STOCK   225310101   15,493     183,500  SH          Other     01             183,500
GAMESTOP CORP.                         CL A       36467W109    1,102      60,040  SH           Sole             60,040
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207    3,984      85,667  SH           Sole      -      85,667
LIFE TIME FITNESS, INC.            COMMON STOCK   53217R207    1,233      26,500  SH          Other     01              26,500
MARKET LEADER, INC.                COMMON STOCK   57056R103      114      22,500  SH           Sole      -      22,500
MOBILE MINI, INC.                  COMMON STOCK   60740F105      835      58,000  SH           Sole      -      58,000
NEUSTAR INC.                           CL A       64126X201    6,099     182,600  SH           Sole      -     182,600
NEUSTAR INC.                           CL A       64126X201    3,571     106,925  SH          Other     01             106,925
SYSTEMAX INC.                      COMMON STOCK   871851101      942      79,700  SH           Sole      -      79,700
SYSTEMAX INC.                      COMMON STOCK   871851101    1,088      92,018  SH          Other     01              92,018
TRACTOR SUPPLY CO.                 COMMON STOCK   892356106    6,169      74,266  SH           Sole      -      74,266
VISTAPRINT N.V.                         SHS       N93540107    4,882     151,150  SH           Sole      -     151,150
VISTAPRINT N.V.                         SHS       N93540107    2,845      88,094  SH          Other     01              88,094
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104    6,182      93,950  SH           Sole      -      93,950
WORLD ACCEPTANCE CORP.             COMMON STOCK   981419104    6,063      92,150  SH          Other     01              92,150